4. Intangible assets - Intangible Assets (Details) (Quarterly) (Quarterly Report [Member], USD $)	Mar. 31, 2014	Mar. 31, 2013
Quarterly Report [Member]
Intangible Assets	$ 402,000	$ 402,000
Less: accumulated depreciation	160,800	140,700
Net intangible assets	$ 241,200	$ 261,300